Loans Receivable And Allowance For Credit Losses (Troubled Debt Restructurings On Financing Receivables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013 contract	Sep. 30, 2012 contract	Sep. 30, 2011 contract
Financing Receivable, Modifications [Line Items]
Number of Contracts	203	270	167
Pre-Restructured Outstanding	$ 33,410	$ 38,039	$ 29,037
Post-Restructured Outstanding	33,650	38,179	28,718
One-To Four-Family Loans - Originated [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	178	232	158
Pre-Restructured Outstanding	30,707	33,683	27,250
Post-Restructured Outstanding	30,900	33,815	26,936
One-To Four-Family Loans - Purchased [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	9	14	4
Pre-Restructured Outstanding	2,324	3,878	1,563
Post-Restructured Outstanding	2,366	3,877	1,555
Multi-Family And Commercial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	2
Pre-Restructured Outstanding	82
Post-Restructured Outstanding	79
Consumer - Home Equity [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	14	23	5
Pre-Restructured Outstanding	297	466	224
Post-Restructured Outstanding	305	475	227
Consumer - Other [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts		1
Pre-Restructured Outstanding		12
Post-Restructured Outstanding		$ 12